Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Year ended December 31,
	2022	2021	2020
Numerator
Net loss	$(71,176)	$(61,099)	$(33,199)
Net loss attributable to ordinary shareholders—basic and diluted	$(71,176)	$(61,099)	$(33,199)
Denominator
Weighted-average number of ordinary shares used in net loss per share—basic and diluted	39,139,693	28,654,760	1,066,208
Net loss per share—basic and diluted	$(1.82)	$(2.13)	$(31.14)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share	The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the year ended December 31, 2022, 2021 and 2020 because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2022	2021	2020
Series A preferred shares (as converted into ordinary shares)	—	—	7,134,644
Series B preferred shares (as converted into ordinary shares)	—	—	13,181,515
Series C preferred shares (as converted into ordinary shares)	—	—	6,165,672
Unvested ordinary shares	1,294,803	1,903,058	2,837,492
Share options	2,993,641	1,357,847	240,584
Total	4,288,444	3,260,905	29,559,907